Goodwill and Other Intangible Assets (Tables)	12 Months Ended
May. 31, 2015
Changes in Carrying Amount of Goodwill, by Reportable Segment

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2015 and 2014, are as follows:

(In thousands)	Industrial Segment	Consumer Segment	Total
Balance as of June 1, 2013	$564,818	$549,013	$1,113,831
Acquisitions	3,147	18,149	21,296
Translation adjustments	4,193	8,054	12,247

Balance as of May 31, 2014	572,158	575,216	1,147,374
Acquisitions	17,043	10,790	27,833
SPHC reconsolidation	118,713		118,713
Translation adjustments	(65,279)	(12,953)	(78,232)

Balance as of May 31, 2015	$642,635	$573,053	$1,215,688

Other Intangible Assets Major Classes

Other intangible assets consist of the following major classes:

(In thousands)	Amortization Period (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Other Intangible Assets
As of May 31, 2015
Amortized intangible assets
Formulae	3 to 33	$229,721	$131,031	$98,690
Customer-related intangibles	3 to 33	324,867	91,104	233,763
Trademarks/names	3 to 40	33,985	14,550	19,435
Other	2 to 40	46,789	25,817	20,972

Total Amortized Intangibles		635,362	262,502	372,860
Indefinite-lived intangible assets
Trademarks/names		231,270		231,270

Total Other Intangible Assets		$866,632	$262,502	$604,130

As of May 31, 2014
Amortized intangible assets
Formulae	3 to 33	$226,200	$124,413	$101,787
Customer-related intangibles	3 to 33	201,968	80,667	121,301
Trademarks/names	3 to 40	33,219	15,435	17,784
Other	2 to 40	57,476	30,329	27,147

Total Amortized Intangibles		518,863	250,844	268,019
Indefinite-lived intangible assets
Trademarks/names		191,517		191,517

Total Other Intangible Assets		$710,380	$250,844	$459,536